Comprehensive Income	12 Months Ended
Dec. 31, 2011
Comprehensive Income [Abstract]
Comprehensive Income

Note 14

Comprehensive Income

Comprehensive income consists of net income and other gains and losses affecting equity that, under GAAP, are excluded from net income. Significant changes in the components of Other comprehensive income, net of provision for income taxes are described below.

Foreign Currency Translation Adjustments

The change in Foreign currency translation adjustments during 2011, 2010 and 2009 was primarily related to our investment in Vodafone Omnitel and was driven by the movements of the U.S. dollar against various other currencies, primarily the Euro, in which we have operations.

Net Unrealized Gains on Cash Flow Hedges

During 2011, 2010 and 2009, Unrealized gains on cash flow hedges included in Other comprehensive income attributable to noncontrolling interest, primarily reflect activity related to a cross currency swap (see Note 9). Reclassification adjustments for gains (losses) realized in net income were not significant.

Net Unrealized Gains (Losses) on Marketable Securities

During 2011, 2010 and 2009, reclassification adjustments on marketable securities for gains (losses) realized in net income were not significant.

Defined Benefit Pension and Postretirement Plans

The change in Defined benefit pension and postretirement plans of $0.3 billion, net of taxes of $0.2 billion at December 31, 2011 was attributable to the change in prior service cost.

The change in Defined benefit pension and postretirement plans of $2.5 billion, net of taxes of $1.2 billion at December 31, 2010 was attributable to the change in prior service cost. The change was impacted by a change to our Medicare Part D strategy, resulting in the adoption of plan amendments during the fourth quarter of 2010, which will allow the company to be eligible for greater Medicare Part D plan subsidies over time and was also impacted by the curtailment losses associated with the voluntary incentive program for union-represented employees recorded in the second quarter of 2010 (see Note 11).

Accumulated Other Comprehensive Income

The components of Accumulated other comprehensive income were as follows:

	(dollars in millions)
At December 31,	2011	2010
Foreign currency translation adjustments	$724	$843
Net unrealized gain on cash flow hedges	156	126
Unrealized gain on marketable securities	72	79
Defined benefit pension and postretirement plans	317	1

Accumulated Other Comprehensive Income	$1,269	$1,049